Acquisitions (Details Narrative) - Acquisition of Gault Seafood [Member]	Feb. 03, 2022 USD ($) shares
Short-Term Debt [Line Items]
Cash	$ 359,250
Stock issued during period shares acquisitions | shares	167
Stock issued during period value acquisitions	$ 359,250